VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 3.4%
185,630	(1)	Discovery Communications, Inc. - Class C	$ 3,638,348	1.1
122,518	(1)	Liberty Media Corp. - SiriusXM C	4,052,895	1.2
25,110	(1)	Liberty Broadband Corp. - Series C	3,587,466	1.1
			11,278,709	3.4

		Consumer Discretionary: 10.2%
4,770	(1)	Autozone, Inc.	5,617,343	1.7
47,800		Best Buy Co., Inc.	5,319,662	1.6
53,830		BorgWarner, Inc.	2,085,374	0.6
21,090		Carter's, Inc.	1,825,972	0.6
14,520		Darden Restaurants, Inc.	1,462,745	0.4
17,860		Expedia Group, Inc.	1,637,583	0.5
156,890		Gap, Inc.	2,671,837	0.8
26,730		Genuine Parts Co.	2,543,894	0.8
56,101		Kohl's Corp.	1,039,552	0.3
31,050	(1)	Mohawk Industries, Inc.	3,030,170	0.9
194,126		Newell Brands, Inc.	3,331,202	1.0
45,720	(2)	Nordstrom, Inc.	544,982	0.2
37,030		Ralph Lauren Corp.	2,516,929	0.8
			33,627,245	10.2

		Consumer Staples: 4.9%
19,050		Constellation Brands, Inc.	3,610,166	1.1
114,232		Coty, Inc - Class A	308,426	0.1
64,353		Energizer Holdings, Inc.	2,518,776	0.8
65,650		Keurig Dr Pepper, Inc.	1,811,940	0.5
104,050		Kroger Co.	3,528,336	1.1
35,420	(1)	Post Holdings, Inc.	3,046,120	0.9
64,610	(1)	US Foods Holding Corp.	1,435,634	0.4
			16,259,398	4.9

		Energy: 3.6%
142,460		Cabot Oil & Gas Corp.	2,473,106	0.7
120,414		Diamondback Energy, Inc.	3,626,870	1.1
123,950		EQT Corp.	1,602,673	0.5
149,054		Equitrans Midstream Corp.	1,260,997	0.4
158,120		Williams Cos., Inc.	3,107,058	0.9
			12,070,704	3.6

		Financials: 20.3%
4,163		Alleghany Corp.	2,166,633	0.7
35,780		Ameriprise Financial, Inc.	5,514,056	1.7
134,970		Citizens Financial Group, Inc.	3,412,042	1.0
39,640		Discover Financial Services	2,290,399	0.7
209,820		Fifth Third Bancorp	4,473,362	1.3
21,080		First Republic Bank	2,298,985	0.7
94,500		Hartford Financial Services Group, Inc.	3,483,270	1.1
271,770		Huntington Bancshares, Inc.	2,492,131	0.8
52,250		Lincoln National Corp.	1,636,993	0.5
155,700		Loews Corp.	5,410,575	1.6
48,393		M&T Bank Corp.	4,456,511	1.3
28,600		Marsh & McLennan Cos., Inc.	3,280,420	1.0
47,270		Northern Trust Corp.	3,685,642	1.1
35,160		Progressive Corp.	3,328,597	1.0
54,180		Raymond James Financial, Inc.	3,942,137	1.2
275,730		Regions Financial Corp.	3,179,167	1.0
44,300		T. Rowe Price Group, Inc.	5,680,146	1.7
87,620		TCF Financial Corp.	2,046,803	0.6
43,225		WR Berkley Corp.	2,643,209	0.8
61,570		Zions Bancorp NA	1,799,075	0.5
			67,220,153	20.3

		Health Care: 7.8%
43,240		AmerisourceBergen Corp.	4,190,821	1.3
18,160		Cigna Corp.	3,076,486	0.9
43,230	(1)	Henry Schein, Inc.	2,541,059	0.8
3,800		Humana, Inc.	1,572,782	0.5
26,890	(1)	Laboratory Corp. of America Holdings	5,062,580	1.5
35,160		Universal Health Services, Inc.	3,762,823	1.1
40,670		Zimmer Biomet Holdings, Inc.	5,536,814	1.7
			25,743,365	7.8

		Industrials: 12.4%
30,190		Acuity Brands, Inc.	3,089,946	0.9
41,790		Ametek, Inc.	4,153,926	1.3
33,570		Carlisle Cos., Inc.	4,107,961	1.3
51,070		Fortune Brands Home & Security, Inc.	4,418,576	1.3
26,920		Hubbell, Inc.	3,683,733	1.1
22,110		IDEX Corp.	4,033,085	1.2
71,390		ITT, Inc.	4,215,580	1.3
40,980		Lincoln Electric Holdings, Inc.	3,771,799	1.1
40,880	(1)	Middleby Corp.	3,667,345	1.1
21,631		Snap-On, Inc.	3,182,569	1.0
69,670		Southwest Airlines Co.	2,612,625	0.8
			40,937,145	12.4

		Information Technology: 8.6%
39,610		Amphenol Corp.	4,288,575	1.3
30,120		Analog Devices, Inc.	3,516,209	1.0
32,250		CDW Corp.	3,854,843	1.2
103,992	(1)	CommScope Holding Co., Inc.	935,928	0.3
11,436		Jack Henry & Associates, Inc.	1,859,379	0.5
26,209	(1)	Keysight Technologies, Inc.	2,588,925	0.8
27,200		Motorola Solutions, Inc.	4,265,232	1.3
30,330		SYNNEX Corp.	4,248,020	1.3
13,880	(1)	Synopsys, Inc.	2,970,042	0.9
			28,527,153	8.6

		Materials: 7.4%
42,010		Ball Corp.	3,491,871	1.1
22,920		Celanese Corp. - Series A	2,462,754	0.7

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
16,640		Martin Marietta Materials, Inc.	$ 3,916,390	1.2
20,300		Packaging Corp. of America	2,213,715	0.7
83,500	(1)	Pactiv Evergreen, Inc.	1,060,450	0.3
6,920		Sherwin-Williams Co.	4,821,441	1.5
98,880		Silgan Holdings, Inc.	3,635,818	1.1
81,210		WestRock Co.	2,821,235	0.8
			24,423,674	7.4

		Real Estate: 11.4%
33,150		American Campus Communities, Inc.	1,157,598	0.3
104,090		American Homes 4 Rent	2,964,483	0.9
23,970		AvalonBay Communities, Inc.	3,579,680	1.1
41,360		Boston Properties, Inc.	3,321,208	1.0
150,820		Brixmor Property Group, Inc.	1,763,086	0.5
82,670	(1)	CBRE Group, Inc.	3,883,010	1.2
82,960	(1)	Cushman & Wakefield PLC	871,910	0.3
7,600		Essex Property Trust, Inc.	1,526,004	0.4
26,110		Federal Realty Investment Trust	1,917,518	0.6
89,100		Host Hotels & Resorts, Inc.	961,389	0.3
45,223		JBG SMITH Properties	1,209,263	0.4
151,040		Kimco Realty Corp.	1,700,710	0.5
68,552		Outfront Media, Inc.	997,432	0.3
105,510		Rayonier, Inc.	2,789,684	0.8
35,630		Regency Centers Corp.	1,354,653	0.4
32,660		Ventas, Inc.	1,370,414	0.4
46,816		Vornado Realty Trust	1,578,167	0.5
106,820		Weyerhaeuser Co.	3,046,506	0.9
28,630		WP Carey, Inc.	1,865,531	0.6
			37,858,246	11.4

		Utilities: 9.5%
87,540		CMS Energy Corp.	5,375,831	1.6
72,770		Edison International	3,699,627	1.1
48,520		Entergy Corp.	4,780,675	1.5
88,175		National Fuel Gas Co.	3,579,023	1.1
11,060		Sempra Energy	1,309,062	0.4
60,790		WEC Energy Group, Inc.	5,890,551	1.8
96,880		Xcel Energy, Inc.	6,685,689	2.0
			31,320,458	9.5

	Total Common Stock
	(Cost $296,551,625)		329,266,250	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreements: 0.1%
545,463	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $545,464, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $556,372, due 11/27/20-11/01/59)
		(Cost $545,463)	$ 545,463	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,223,325	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $1,223,325)	1,223,325	0.4

	Total Short-Term Investments
	(Cost $1,768,788)	1,768,788	0.5

	Total Investments in Securities (Cost $298,320,413)	$ 331,035,038	100.0
	Assets in Excess of Other Liabilities	46,642	0.0
	Net Assets	$ 331,081,680	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$329,266,250	$–	$–	$329,266,250
Short-Term Investments	$1,223,325	$545,463	$–	$1,768,788
Total Investments, at fair value	$330,489,575	$545,463	$–	$331,035,038

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $299,645,753.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$76,274,323
Gross Unrealized Depreciation	(44,885,038)
Net Unrealized Appreciation	$31,389,285